Limited Term New York Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester National Municipals
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Rochester Fund Municipals

This  supplement  amends  the  Prospectus  of  each  of  the  Oppenheimer  Funds referenced  above  as  described  below  and  is in  addition  to  any  existing supplements of the Funds.

1.   The section of each Prospectus, with the exceptions of Capital Preservation
     Fund and  Senior  Floating  Rate Fund,  entitled  "At What Price Are Shares
     Sold?  - Net Asset  Value." is amended  by  replacing  the second and third paragraphs with the following:

          The net asset  value  per  share  for a class of shares on a  "regular business  day" is determined by dividing the value of the Fund's net assets attributable  to  that  class  by  the  number  of  shares  of  that  class outstanding on that day. To determine net asset values, the Fund assets are valued  primarily  on the basis of  current  market  quotations.  If market quotations  are not readily  available  or do not  accurately  reflect fair value for a security (in the Manager's  judgment) or if a security's  value has been  materially  affected by events  occurring  after the close of the exchange  or market on which  the  security  is  principally  traded,  that
     security   may  be   valued   by   another   method   that  the   Board  of
     Directors/Trustees believes accurately reflects the fair value.

          The  Board  has  adopted  valuation  procedures  for the  Fund and has delegated the day-to-day  responsibility  for fair value  determinations to the Manager's Valuation Committee. Fair value determinations by the Manager are subject to review,  approval and  ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether  current  market prices are readily  available  and  reliable,  the
     Manager  monitors the information it receives in the ordinary course of its investment  management  responsibilities  for  significant  events  that it believes in good faith will affect the market  prices of the  securities of issuers  held by the Fund.  Those may  include  events  affecting  specific issuers (for example,  a halt in trading of the  securities of an issuer on an exchange during the trading day) or events affecting  securities markets
     (for example, a foreign securities market closes early because of a natural disaster).

          If, after the close of the  principal  market on which a security held by the Fund is traded  and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the Manager learns  of and  believes  in the  exercise  of its  judgment  will  cause a material change in the value of that security from the closing price of the security on the  principal  market on which it is traded,  the Manager will use its best judgment to determine a fair value for that security.

          The Manager believes that foreign securities values may be affected by volatility that occurs in U.S.  markets on a trading day after the close of
     foreign  securities  markets.   The  Manager's  fair  valuation  procedures
     therefore  include a procedure  whereby  foreign  securities  prices may be
     "fair valued" to take those factors into account.

2.   The section of the Capital  Preservation Fund Prospectus  entitled "At What
     Price Are Shares  Sold?  - Net Asset  Value." is amended by  replacing  the second paragraph with the following:

          The net asset  value  per  share  for a class of shares on a  "regular business  day" is determined by dividing the value of the Fund's net assets attributable  to  that  class  by  the  number  of  shares  of  that  class outstanding on that day. To determine net asset values, the Fund assets are valued  primarily  on the basis of  current  market  quotations.  If market quotations  are not readily  available  or do not  accurately  reflect fair value for a security (in the Manager's  judgment) or if a security's  value has been  materially  affected by events  occurring  after the close of the exchange  or market on which  the  security  is  principally  traded,  that security  may be  valued by  another  method  that the  Board of  Directors believes accurately reflects the fair value.

          The  Board  has  adopted  valuation  procedures  for the  Fund and has delegated the day-to-day  responsibility  for fair value  determinations to the Manager's Valuation Committee. Fair value determinations by the Manager are subject to review,  approval and  ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether  current  market prices are readily  available  and  reliable,  the
     Manager  monitors the information it receives in the ordinary course of its investment  management  responsibilities  for  significant  events  that it believes in good faith will affect the market  prices of the  securities of issuers  held by the Fund.  Those may  include  events  affecting  specific issuers (for example,  a halt in trading of the  securities of an issuer on an exchange during the trading day) or events affecting  securities markets
     (for example, a foreign securities market closes early because of a natural disaster).

          If, after the close of the  principal  market on which a security held by the Fund is traded  and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the Manager learns  of and  believes  in the  exercise  of its  judgment  will  cause a material change in the value of that security from the closing price of the security on the  principal  market on which it is traded,  the Manager will use its best judgment to determine a fair value for that security.

          The Manager believes that foreign securities values may be affected by volatility that occurs in U.S.  markets on a trading day after the close of
     foreign  securities  markets.   The  Manager's  fair  valuation  procedures
     therefore  include a procedure  whereby  foreign  securities  prices may be
     "fair valued" to take those factors into account.

3.   The section of each Prospectus,  with the exceptions of Cash Reserves Fund,
     Money Market Fund, Inc., Principal Protected Main Street Fund and Principal
     Protected Main Street Fund II,  entitled  "Which Class of Shares Should You
     Choose? - Investing for the Shorter Term" is amended by replacing the third paragraph of that section with the following:

               If you invest $1 million  or more,  in most cases  Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  The  Distributor  normally will not accept purchase orders of  $250,000  or more for Class B shares or $1  million or more for Class C shares from a single  investor.  Effective  July 15, 2004, the  limit on Class B share  purchase  orders  on  behalf  of a single investor  shall be  reduced  so that the  Distributor  will not accept purchase  orders of  $100,000 or more for Class B shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

4.   The section of the Cash Reserves entitled "Which Class of Shares Should You
     Choose?" is amended by adding the  following  paragraph  to the end of that section:

               Investing for the Shorter Term. If you invest $1 million or more, in most cases Class A shares will be the most advantageous  choice, no matter  how long you  intend  to hold  your  shares.  The  Distributor normally will not accept purchase orders of $250,000 or more for Class
          B  shares  or $1  million  or more for  Class C  shares  from a single investor. Effective July 15, 2004, the limit on Class B share purchase orders on behalf of a single  investor  shall be  reduced  so that the
          Distributor  will not accept  purchase  orders of $100,000 or more for
          Class B shares  from a single  investor.  Dealers  or other  financial intermediaries  purchasing  shares  for  their  customers  in  omnibus accounts are responsible for compliance with those limits.

5.   The section of each  Prospectus,  with the  exceptions  of Bond Fund,  Cash
     Reserves,  Convertible Securities Fund, Equity Fund, Inc., Limited Term New
     York Municipal  Fund,  Money Market Fund,  Inc.,  Principal  Protected Main
     Street Fund,  Principal  Protected  Main Street Fund II and Rochester  Fund
     Municipals,  entitled "Which Class of Shares Should You Choose? - Are There
     Differences in Account Features That Matter to You?" is amended by deleting the  second  and  third  sentences  (for  those  Funds  which  have a third sentence)in  the second  paragraph.  Share  certificates  will no longer be issued for Class A shares.

6.   The section of each Prospectus, with the exceptions of Cash Reserves, Money
     Market Fund,  Inc.,  Principal  Protected  Main Street Fund,  and Principal
     Protected Main Street Fund II, entitled "How Can You Buy Class A Shares?  -
     Can You Reduce Class A Sales  Charges?" is amended by adding the  following to the end of that section:

               To receive the reduced  sales  charge,  at the time you  purchase shares of the Fund or any other Oppenheimer fund, you must inform your broker-dealer or financial intermediary of any other Oppenheimer funds that you and your spouse own. This includes, for example, shares of an
          Oppenheimer  fund held in a retirement  account,  an employee  benefit plan, or at a broker-dealer or financial  intermediary  other than the one handling  your current  purchase.  For more  complete  information
          about  ways  to  reduce   your  sales   charges,   please   visit  the
          OppenheimerFunds          website:           www.oppenheimerfunds.com.
          ------------------------

7.   The section of each Prospectus, with the exceptions of AMT-Free Municipals,
     AMT-Free New York  Municipals,  Cash Reserves,  California  Municipal Fund,
     Limited  Term  California  Municipal  Fund,  Limited Term  Municipal  Fund,
     Limited Term New York Municipal Fund,  Money Market Fund,  Inc., New Jersey
     Municipal  Fund,  Pennsylvania  Municipal  Fund,  Principal  Protected Main
     Street  Fund,  Principal  Protected  Main  Street Fund II,  Rochester  Fund
     Municipals,  Rochester  National  Municipals and Senior Floating Rate Fund,
     entitled  "How Can You Buy Class A Shares?  - Class A  Contingent  Deferred
     Sales Charge." is amended by deleting the first  paragraph and replacing it with the following paragraphs:

               There is no initial  sales  charge on purchases of Class A shares of any one or more of the Oppenheimer  funds aggregating $1 million or more,  or on purchases of Class A shares by certain  retirement  plans
          that   satisfied   certain   requirements   prior  to  March  1,  2001
          ("grandfathered  retirement accounts").  However, those Class A shares may be subject  to a Class A  contingent  deferred  sales  charge,  as described below.  Retirement plans holding shares of Oppenheimer funds in an omnibus  account(s) for the benefit of plan  participants in the
          name  of  a   fiduciary   or   financial   intermediary   (other  than
          OppenheimerFunds-sponsored  Single DB Plus plans) are not permitted to make  initial  purchases  of Class A shares  subject  to a  contingent deferred sales charge.

               The Distributor  pays dealers of record  concessions in an amount equal to 1.0% of purchases of $1 million or more other than  purchases by grandfathered  retirement  accounts.  For grandfathered  retirement accounts,  the  concession  is  0.75% of the  first  $2.5  million  of purchases plus 0.25% of purchases in excess of $2.5 million. In either case,  the  concession  will not be paid on  purchases  of  shares  by exchange or that were  previously  subject to a front-end sales charge and dealer concession.

8.   For the Senior  Floating Rate Fund,  the section  entitled "How Can You Buy
     Class A Share? - Class A Early  Withdrawal  Charge." is amended by deleting the first paragraph and replacing it the following paragraphs:

                    Thereis  no initial  sales  charge on  purchases  of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million  or more,  or on  purchases  of Class A shares by certain retirement  plans that satisfied  certain  requirements  prior to
               March 1, 2001  ("grandfathered  retirement  accounts").  However, those  Class A  shares  may be  subject  to a Class A  contingent deferred  sales  charge,  as described  below.  Retirement  plans holding shares of Oppenheimer funds in an omnibus  account(s) for the benefit of plan  participants  in the name of a fiduciary  or financial  intermediary  (other  than  OppenheimerFunds-sponsored
               Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

                    The  Distributor  pays dealers of record  concessions  in an amount  equal to 1.0% of  purchases  of $1  million or more other
               than  purchases  by  grandfathered   retirement   accounts.   For
               grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million.  In either case, the concession will not be paid on  purchases  of shares  by  exchange  or that  were  previously subject to a front-end sales charge and dealer concession.

9.   The first  paragraph of the section  entitled "Who Can Buy Class Y Shares?"
     for the  following  Prospectuses:  Bond Fund,  Capital  Appreciation  Fund,
     Capital  Preservation Fund,  Discovery Fund, Emerging Growth Fund, Emerging
     Technologies Fund,  Enterprise Fund, Equity Fund, Inc., Global Fund, Global
     Opportunities  Fund, Growth Fund, High Yield Fund,  Limited Term Government
     Fund, Main Street Fund, Main Street Opportunity Fund, Main Street Small Cap
     Fund, MidCap Fund, Quest Balanced Fund, Quest Opportunity Value Fund, Quest
     Value  Fund,  Inc.,  Real Asset  Fund,  Real Estate  Fund,  Rochester  Fund
     Municipals,  Select  Value Fund,  Strategic  Income Fund,  U.S.  Government
     Trust,  and Value Fund is amended by deleting the next to last  sentence in that paragraph and substituting the following in its place:

                    "Theymay  include   insurance   companies,   registered
                    investment companies, employee benefit plans and Section 529 plans, among others."

10.  The section of the  Prospectuses  for Bond Fund,  Limited  Term  Government
     Fund, Main Street Fund,  Inc.,  Strategic  Income Fund and U.S.  Government
     Trust  entitled  "Who Can Buy Class Y  Shares?"  is  amended  by adding the following paragraph after the final paragraph in that section:

                         Investments  By "Funds of Funds." Class Y shares of the
                    Fund are offered as an investment to other Oppenheimer funds
                    that  act  as  "funds  of  funds."   The  Fund's   Board  of
                    Directors/Trustees  has  approved  making the Fund's  shares available as an  investment  to those funds.  Those funds of funds may invest  significant  portions  of their  assets in shares  of  the  Fund,  as  described  in  their  respective
                    prospectuses.   Those  other  funds,   individually   and/or
                    collectively,  may own  significant  amounts  of the  Fund's shares from time to time. Those funds of funds typically use asset allocation strategies under which they may increase or
                    reduce   the  amount  of  their   investment   in  the  Fund
                    frequently,  which may occur on a daily basis under volatile market conditions. Depending on a number of factors, such as the  flows of cash into and from the Fund as a result of the activity  of other  investors  and the  Fund's  then-current liquidity,  those  purchases and  redemptions  of the Fund's shares by funds of funds could  require the Fund to purchase or sell portfolio  securities,  increasing  its  transaction costs and possibly reducing its performance,  if the size of those purchases and redemptions were significant relative to the  size  of the  Fund.  For a  further  discussion  of the possible  effects of frequent  trading in the Fund's shares, please refer to "Are There Limitations On Exchanges?".

11.  The section of each Prospectus, with the exceptions of the following Funds:
     AMT-Free  Municipals,  AMT-Free New York Municipals,  California  Municipal
     Fund, Capital Preservation Fund, Cash Reserves,  High Yield,  International
     Value Fund, Limited Term California  Municipal Fund, Limited Term Municipal
     Fund,  Limited Term New York Municipal Fund, Main Street  Opportunity Fund,
     Main Street Small Cap Fund,  Money Market Fund,  Inc., New Jersey Municipal
     Fund,  Pennsylvania  Municipal Fund,  Principal Protected Main Street Fund,
     Principal  Protected  Main  Street  Fund  II,  Rochester  Fund  Municipals,
     Rochester  National  Municipals  and Senior  Floating  Rate Fund,  entitled
     "Distribution  and Service  (12b-1) Plans - Distribution  and Service Plans
     for Class B, Class C (add "Class M" for  Convertible  Securities Fund only)
     and Class N Shares."  is amended by  deleting  the  seventh  paragraph  and replacing it with the following paragraphs:

                         Under certain  circumstances,  the Distributor will pay
                    the full  Class  B,  Class C or  Class N  asset-based  sales charge and the  service fee to the dealer  beginning  in the first year after  purchase  of such shares in lieu of paying the dealer the sales concession and the advance of the first year's  service fee at the time of  purchase,  if there is a special agreement between the dealer and the Distributor. In those  circumstances,  the contingent  deferred sales charge will not be paid to the dealer.

                         For   Class   C   shares    purchased    through    the
                    OppenheimerFunds  Recordkeeper Pro program,  the Distributor will pay the Class C asset-based  sales charge to the dealer of record  in the first  year  after  the  purchase  of such shares in lieu of paying  the dealer a sales  concession  at the time of purchase.  The Distributor  will use the service fee it receives  from the Fund on those  shares to reimburse
                    FASCorp  for  providing  personal  services  to the  Class C accounts holding those shares.

                         In addition,  the Manager and the  Distributor may make
                    substantial   payments   to  dealers   or  other   financial
                    intermediaries and service providers for distribution and/or
                    shareholder   servicing   activities,   out  of  their   own
                    resources,  including the profits from the advisory fees the
                    Manager    receives   from   the   Fund.   Some   of   these
                    distribution-related  payments  may be  made to  dealers  or
                    financial  intermediaries  for  marketing,   promotional  or
                    related  expenses;  these  payments are often referred to as
                    "revenue  sharing."  In some  circumstances,  those types of payments may create an  incentive  for a dealer or financial intermediary  or its  representatives  to recommend or offer shares  of  the  Fund  or  other  Oppenheimer  funds  to its
                    customers.   You  should  ask  your   dealer  or   financial
                    intermediary  for more  details  about any such  payments it receives.

12.  The section of each  Prospectus  for Cash Reserves,  High Yield Fund,  Main
     Street   Opportunity   Fund  and  Main  Street  Small  Cap  Fund   entitled
     "Distributions  and Service (12b-1) Plans - Distribution  and Service Plans
     for  Class B,  Class C and  Class N  Shares."  is  amended  by  adding  the following paragraphs at the end of the section:

                         Under certain  circumstances,  the Distributor will pay
                    the full  Class  B,  Class C or  Class N  asset-based  sales charge and the  service fee to the dealer  beginning  in the first year after  purchase  of such shares in lieu of paying the dealer the sales concession and the advance of the first year's  service fee at the time of  purchase,  if there is a special agreement between the dealer and the Distributor. In those  circumstances,  the contingent  deferred sales charge will not be paid to the dealer.

                         For   Class   C   shares    purchased    through    the
                    OppenheimerFunds  Recordkeeper Pro program,  the Distributor will pay the Class C asset-based  sales charge to the dealer of record  in the first  year  after  the  purchase  of such shares in lieu of paying  the dealer a sales  concession  at the time of purchase.  The Distributor  will use the service fee it receives  from the Fund on those  shares to reimburse
                    FASCorp  for  providing  personal  services  to the  Class C accounts holding those shares.

                         In addition,  the Manager and the  Distributor may make
                    substantial   payments   to  dealers   or  other   financial
                    intermediaries and service providers for distribution and/or
                    shareholder   servicing   activities,   out  of  their   own
                    resources,  including the profits from the advisory fees the
                    Manager    receives   from   the   Fund.   Some   of   these
                    distribution-related  payments  may be  made to  dealers  or
                    financial  intermediaries  for  marketing,   promotional  or
                    related  expenses;  these  payments are often referred to as
                    "revenue  sharing."  In some  circumstances,  those types of payments may create an  incentive  for a dealer or financial intermediary  or its  representatives  to recommend or offer shares  of  the  Fund  or  other  Oppenheimer  funds  to its
                    customers.   You  should  ask  your   dealer  or   financial
                    intermediary  for more  details  about any such  payments it receives.

13.  The section of the  Prospectus for the Capital  Preservation  Fund entitled
     "Distribution and Service (12b-) Plans - Distribution and Service Plans for
     Class B, Class C and Class N  Shares."  is  amended  by  deleting  the last paragraph of the section and replacing it with the following paragraphs:

                         Under certain  circumstances,  the Distributor will pay
                    the full  Class  B,  Class C or  Class N  asset-based  sales charge and the  service fee to the dealer  beginning  in the first year after  purchase  of such shares in lieu of paying the dealer the sales concession and the advance of the first year's  service fee at the time of  purchase,  if there is a special agreement between the dealer and the Distributor. In those  circumstances,  the contingent  deferred sales charge will not be paid to the dealer. Furthermore, the Distributor pays a sales  concession  of 0.25% of the purchase  price of
                    Class N shares to dealers from its own resources at the time of sale,  except for Class N shares  purchased  through  the
                    OppenheimerFunds  Recordkeeper  Pro  program,  for which the
                    Distributor does not pay a sales concession.

                         For   Class   C   shares    purchased    through    the
                    OppenheimerFunds  Recordkeeper Pro program,  the Distributor will pay the Class C asset-based  sales charge to the dealer of record  in the first  year  after  the  purchase  of such shares in lieu of paying  the dealer a sales  concession  at the time of purchase.  The Distributor  will use the service fee it receives  from the Fund on those  shares to reimburse
                    FASCorp  for  providing  personal  services  to the  Class C accounts holding those shares.

                         In addition,  the Manager and the  Distributor may make
                    substantial   payments   to  dealers   or  other   financial
                    intermediaries and service providers for distribution and/or
                    shareholder   servicing   activities,   out  of  their   own
                    resources,  including the profits from the advisory fees the
                    Manager    receives   from   the   Fund.   Some   of   these
                    distribution-related  payments  may be  made to  dealers  or
                    financial  intermediaries  for  marketing,   promotional  or
                    related  expenses;  these  payments are often referred to as
                    "revenue  sharing."  In some  circumstances,  those types of payments may create an  incentive  for a dealer or financial intermediary  or its  representatives  to recommend or offer shares  of  the  Fund  or  other  Oppenheimer  funds  to its
                    customers.   You  should  ask  your   dealer  or   financial
                    intermediary  for more  details  about any such  payments it receives.

14.  The section of the Prospectuses for AMT-Free Municipals,  AMT-Free New York
     Municipals,  California  Municipal Fund,  International Value Fund, Limited
     Term California  Municipal Fund,  Limited Term Municipal Fund, Limited Term
     New York Municipal Fund, New Jersey Municipal Fund,  Pennsylvania Municipal
     Fund,  Rochester Fund Municipals,  Rochester National Municipals and Senior
     Floating  Rate Fund  entitled  "Distribution  and Service  (12b-1)  Plans -
     Distribution  and Service Plans for Class B and Class C Shares." is amended by adding (for the Senior  Floating Rate Fund only,  please delete the last paragraph then add) the following paragraphs at the end of the section:

     Undercertain  circumstances,  the Distributor  will pay the full Class B or
Class C asset-based  sales charge and the service fee to the dealer beginning in the first year after  purchase  of such  shares in lieu of paying the dealer the sales  concession and the advance of the first year's service fee at the time of
purchase,   if  there  is  a  special  agreement  between  the  dealer  and  the
Distributor.  In those circumstances,  the contingent deferred sales charge will not be paid to the dealer.

     In addition,  the Manager and the Distributor may make substantial payments
to  dealers  or  other  financial   intermediaries  and  service  providers  for
distribution  and/or  shareholder  servicing   activities,   out  of  their  own
resources,  including  the profits from the advisory  fees the Manager  receives from  the  Fund.  Some of  these  distribution-related  payments  may be made to dealers  or  financial  intermediaries  for  marketing,  promotional  or related expenses;  these  payments are often  referred to as "revenue  sharing." In some circumstances,  those types of payments may create an incentive  for a dealer or financial  intermediary or its  representatives  to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. You should ask your dealer or financial intermediary for more details about any such payments it receives.

15.  The section of each Prospectus,  with the exception of Principal  Protected
     Main  Street  Fund,  Principal  Protected  Main  Street  Fund II and Senior
     Floating  Rate  Fund,   entitled  "How  to  Exchange  Shares  -  Are  There
     Limitations on Exchanges?" is amended as follows:

         The first bullet point is amended to read as follows:

o    Shares are redeemed from one fund and are normally purchased from the other fund in the same  transaction on the same regular business day on which the
     Transfer Agent or its agent (such as a financial  intermediary  holding the investor's  shares in an omnibus account) receives an exchange request that conforms to the policies  described above. It must be received by the close of The New York Stock  Exchange  that day,  which is normally 4:00 P.M. but may be earlier on some days. The Transfer Agent may delay the  reinvestment of the proceeds of an exchange up to five business days if it determines in its discretion  that an earlier  transmittal of the redemption  proceeds to the receiving fund would be detrimental to the Fund from which the exchange is made or to the receiving fund.

         The second bullet point is amended to read as follows:

o    The interests of the Fund's shareholders and the Fund's ability to manage its  investments  may be  adversely  affected  when its  shares  are  repeatedly exchanged  over the short term.  When large  dollar  amounts are  involved,  the
Fund's implementation of its investment strategies may be negatively affected or the Fund  might  have to raise or retain  more cash than the  portfolio  manager would normally retain,  to meet  unanticipated  redemptions.  Frequent  exchange activity also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those  exchange  requests.  These factors might hurt the Fund's  performance.  When the Transfer  Agent in its  discretion believes frequent trading activity by any person,  group or account would have a disruptive effect on the Fund's ability to manage its investments,  the Fund and the Transfer Agent may reject  purchase  orders and/or  exchanges into the Fund.
The history of exchange  activity in all accounts known by the Transfer Agent to be under common ownership or control within the Oppenheimer funds complex may be considered  by the  Transfer  Agent,  with  respect to the  review of  exchanges involving  this Fund as part of the Transfer  Agent's  procedures  to detect and deter excessive exchange activity.  The Transfer Agent may permit exchanges that it believes in the  exercise of its judgment  are not  disruptive.  The Transfer
Agent might not be able to detect frequent  exchange  activity  conducted by the underlying owners of shares held in omnibus accounts, and therefore might not be able to effectively prevent frequent exchange activity in those accounts.  There is no  guarantee  that the Transfer  Agent's  controls  and  procedures  will be successful to identify  investors who engage in excessive trading activity or to curtail that activity.

     As stated above,  the Fund permits dealers or financial  intermediaries  to submit exchange  requests on behalf of their customers  (unless the customer has revoked that authority).  The Manager, the Distributor and/or the Transfer Agent
have agreements with a limited number of broker-dealers and investment  advisers permitting  them to submit  exchange  orders in bulk on behalf of their clients, provided that those  broker-dealers  or advisers agree to  restrictions on their exchange  activity (which are more stringent than the restrictions that apply to other  shareholders).  Those  restrictions  include  limitations  on  the  funds available for exchanges,  the requirement to give advance notice of exchanges to the  Transfer  Agent,  and  limits on the  amount of client  assets  that may be invested in a particular  fund.  The Fund and its Transfer Agent may restrict or refuse bulk exchange requests submitted by a financial intermediary on behalf of a large number of accounts  (including  pursuant to the  arrangements  described above) if, in the Transfer Agent's judgment  exercised in its discretion,  those exchanges would be disruptive to either fund in the exchange transaction.

16.  For the Senior Floating Rate Fund the second bullet point under the section entitled "How to Exchange Shares - Are There  Limitations on Exchanges?" is
     deleted in its entirety and replaced with the following:

     o The interests of the Fund's shareholders and the Fund's ability to manage its  investments  may be  adversely  affected  when its  shares  are  repeatedly exchanged  over the short term.  When large  dollar  amounts are  involved,  the
Fund's implementation of its investment strategies may be negatively affected or the Fund  might  have to raise or retain  more cash than the  portfolio  manager would normally retain,  to meet  unanticipated  redemptions.  Frequent  exchange activity also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those  exchange  requests.  These factors might hurt the Fund's  performance.  When the Transfer  Agent in its  discretion believes frequent trading activity by any person,  group or account would have a disruptive effect on the Fund's ability to manage its investments,  the Fund and the Transfer Agent may reject  purchase  orders and/or  exchanges into the Fund.
The history of exchange  activity in all accounts known by the Transfer Agent to be under common ownership or control within the Oppenheimer funds complex may be considered  by the  Transfer  Agent,  with  respect to the  review of  exchanges involving  this Fund as part of the Transfer  Agent's  procedures  to detect and deter excessive exchange activity.  The Transfer Agent may permit exchanges that it believes in the  exercise of its judgment  are not  disruptive.  The Transfer
Agent might not be able to detect frequent  exchange  activity  conducted by the underlying owners of shares held in omnibus accounts, and therefore might not be able to effectively prevent frequent exchange activity in those accounts.  There is no  guarantee  that the Transfer  Agent's  controls  and  procedures  will be successful to identify  investors who engage in excessive trading activity or to curtail that activity.

     As stated above,  the Fund permits dealers or financial  intermediaries  to submit exchange  requests on behalf of their customers  (unless the customer has revoked that authority).  The Manager, the Distributor and/or the Transfer Agent
have agreements with a limited number of broker-dealers and investment  advisers permitting  them to submit  exchange  orders in bulk on behalf of their clients, provided that those  broker-dealers  or advisers agree to  restrictions on their exchange  activity (which are more stringent than the restrictions that apply to other  shareholders).  Those  restrictions  include  limitations  on  the  funds available for exchanges,  the requirement to give advance notice of exchanges to the  Transfer  Agent,  and  limits on the  amount of client  assets  that may be invested in a particular  fund.  The Fund and its Transfer Agent may restrict or refuse bulk exchange requests submitted by a financial intermediary on behalf of a large number of accounts  (including  pursuant to the  arrangements  described above) if, in the Transfer Agent's judgment  exercised in its discretion,  those exchanges would be disruptive to either fund in the exchange transaction.

17.  The section  entitled "How to Exchange  Shares - Are There  Limitations  On
     Exchanges?" for the Bond Fund,  Limited Term  Government  Fund, Main Street
     Fund, Inc.,  Strategic Income Fund and U.S.  Government Trust is amended by adding the following "bullet point":

o    Frequent  purchases and  redemptions of the Fund's shares by funds of funds that  invest in the Fund and  periodically  re-adjust  the  amount of their investment  pursuant to asset  reallocation  programs  (described  in their prospectuses) may also increase the Fund's portfolio turnover and resulting transaction costs. The Board of  Directors/Trustees  of the Fund considered the possible  effects of those  transactions  when it permitted these asset reallocation  arrangements.  Please refer to "How To Buy Shares - Investing
     Through Funds of Funds" for more information.

18.  The  section of the  Prospectuses  for  Champion  Income  Fund,  Developing
     Markets Fund,  Discovery Fund, Emerging Growth Fund, Emerging  Technologies
     Fund, Global Fund, Global  Opportunities  Fund, Gold & Special Minerals
     Fund,  High Yield Fund,  International  Growth  Fund,  International  Small
     Company Fund, Quest International Value Fund, Real Asset Fund and Small Cap
     Value Fund  entitled "How to Sell Shares" is amended by deleting the second and third paragraphs and replacing them with the following:

     Redemption  Fee.  The Fund imposes a 2%  redemption  fee on the proceeds of
Fund shares that are redeemed within 30 days of their purchase.  The fee applies in the case of shares redeemed in exchange  transactions.  The redemption fee is collected  by the  Transfer  Agent and paid to the Fund.  It is intended to help offset the trading,  market impact,  and  administrative  costs  associated with short-term money movements into and out of the Fund, and to help deter excessive short term trading.  The fee is imposed to the extent that Fund shares  redeemed exceed Fund shares that have been held more than 30 days. For shares of the Fund that were acquired by exchange, the holding period is measured from the date the shares were acquired in the exchange  transaction.  Shares held the longest will be redeemed first.

                           The redemption fee is not imposed on shares:

o    held  in  omnibus  accounts  of  a  financial   intermediary,   such  as  a
     broker-dealer  or a  retirement  plan  fiduciary  (however,  shares held in retirement  plans that are not in omnibus  accounts,  Oppenheimer-sponsored retirement plans such as IRAs, and 403(b)(7) plans are subject to the fee), if those  institutions have not implemented the system changes necessary to be capable of processing the redemption fee; o held by investors in certain asset allocation programs that offer automatic  re-balancing or wrap-fee or similar fee-based programs and that have been identified to the Distributor and the Transfer Agent; o redeemed for rebalancing  transactions  under the
     OppenheimerFunds  Portfolio  Builder  program;  o redeemed  pursuant  to an
     OppenheimerFunds  automatic withdrawal plan; o redeemed due to the death or disability of the shareholder;  o redeemed as part of an automatic dividend exchange election established in advance of the exchange; o redeemed to pay fees  assessed by the Fund or the Transfer  Agent  against the  account;  o
     redeemed  from   accounts  for  which  the  dealer,   broker  or  financial
     institution  of record has entered into an agreement  with the  Distributor that permits such redemptions without the imposition of these fees, such as asset allocation  programs;  o redeemed for conversion of Class B shares to
     Class A shares or pursuant to fund mergers;  and o involuntary  redemptions resulting from failure to meet account minimums.

19.  The section of each  Prospectus  entitled  "Shareholder  Account  Rules and
     Policies - A $12 annual  fee" is amended  by  deleting  the  section in its entirety and replacing it with the following:

     A $12 annual "Minimum  Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically  deducted from each applicable
Fund account  annually on or about the second to last "regular  business day" of
September.  See the Statement of Additional Information  (shareholders may visit the  OppenheimerFunds  website)  to  learn  how you can  avoid  this fee and for circumstances under which this fee will not be assessed.

July 6, 2004                                                       PS0000.011

Limited Term New York Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester National Municipals
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Rochester Fund Municipals

     This supplement amends the Statement of Additional  Information  ("SAI") of each of the above  referenced Funds as described below and is in addition to any existing supplements of the Funds.

1.   The  second  paragraph  for each SAI,  except for Cash  Reserves  and Money
     Market  Fund,  Inc.,  under  "Brokerage  Policies  of the Fund -  Brokerage
     Provisions of the Investment Advisory Agreement" is deleted and replaced by the following paragraphs:

     Under the investment  advisory  agreement,  in choosing  brokers to execute portfolio  transactions for the Fund, the Manager may select brokers (other than affiliates) that provide  brokerage and/or research  services to the Fund and/or the other  accounts  over which the Manager or its  affiliates  have  investment discretion.  The  concessions  paid to those  brokers may be higher than another qualified broker would charge,  if the Manager makes a good faith  determination that the concession is fair and reasonable in relation to the services provided.

     Subject to those  considerations,  as a factor in selecting brokers for the
Fund's portfolio  transactions,  the investment  advisory agreement also permits the  Manager  to  consider  sales of  shares  of the Fund and  other  investment companies for which the Manager or an affiliate  serves as  investment  adviser.
Notwithstanding  that  authority,  and with the concurrence of the Fund's Board, the Manager has determined not to consider sales of shares of the Fund and other investment  companies for which the Manager or an affiliate serves as investment adviser as a factor in selecting brokers for the Fund's portfolio  transactions.
However,  the Manager  may  continue to effect  portfolio  transactions  through brokers who sell shares of the Fund.

2.   The paragraph  under  "Distribution  and Service Plans -  Distribution  and
     Service Plans", with the exception of Money Market Fund, beginning with the following  sentence  "Under the plans,  the Manager and the Distributor may make payments to affiliates and in their sole  discretion,...."  is deleted in its entirety and replaced with the following paragraphs:

     Under the Plans,  the  Manager  and the  Distributor  may make  payments to affiliates.  In their  sole  discretion,  they may also  from  time to time make substantial  payments  from their own  resources,  which include the profits the
Manager  derives from the advisory fees it receives from the Fund, to compensate brokers, dealers,  financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments,  some of which may be referred to as
"revenue   sharing,"  may  relate  to  the  Fund's   inclusion  on  a  financial
intermediary's preferred list of funds offered to its clients.

     Financial  intermediaries,  brokers and dealers may receive other  payments from the  Distributor or the Manager from their own resources in connection with the promotion  and/or sale of shares of the Fund,  including  payments to defray expenses  incurred in connection  with  educational  seminars and meetings.  The
Manager or Distributor may share expenses  incurred by financial  intermediaries in conducting  training and  educational  meetings about aspects of the Fund for employees of the  intermediaries  or for hosting client  seminars or meetings at which the Fund is discussed.  In their sole  discretion,  the Manager and/or the
Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

3.   The fifth paragraph under  "Distribution and Service Plans - Class B, Class
     C and Class N Service and Distribution  Plans" or under  "Distribution  and
     Service  Plans - Class B, Class C (add "Class M" for  Convertible  --------
     Securities  Fund only) and Class N Service and  Distribution  Plan Fees" in each SAI, for the Capital Preservation Fund,  Convertible  Securities Fund,
     Developing Markets Fund, High Yield Fund, International Small Company Fund,
     Main Street  Opportunity  Fund, Main Street Small Cap Fund,  Quest Balanced
     Fund, Quest  Opportunity  Value Fund,  Small Cap Fund, Quest  International
     Value Fund and Select Value Fund is deleted and  replaced by the  following paragraph:

     Class B,  Class C or Class N shares  may not be  purchased  by an  investor
directly  from  the  Distributor   without  the  investor   designating  another
broker-dealer of record. If the investor no longer has another  broker-dealer of record for an existing account,  the Distributor is automatically  designated as the  broker-dealer  of  record,  but  solely  for the  purpose  of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the  asset-based  sales charge paid on Class B, Class C and Class N shares,  but does not retain any service fees as to the assets represented by that account.

4.   The second paragraph under "Distribution and Service Plans - Class B, Class
     C and Class N Service and Distribution  Plans" or under  "Distribution  and
     Service  Plans -  Class  B,  Class  C and  --------  Class  N  Service  and
     Distribution  Plan  Fees"  for  the  Balanced  Fund,  Bond  Fund,   Capital
     Appreciation  Fund,  Capital Income Fund,  Champion Income Fund,  Discovery
     Fund,   Disciplined   Allocation  Fund,   Emerging  Growth  Fund,  Emerging
     Technologies Fund,  Enterprise Fund, Equity Fund, Inc., Global Fund, Global
     Opportunity   Fund,  Gold  &   Special  Minerals  Fund,   Growth  Fund,
     International Bond Fund,  International  Growth Fund,  International  Value
     Fund,  Limited Term Government  Fund, Main Street Fund,  MidCap Fund, Quest
     Capital Value Fund,  Inc.,  Quest Value Fund,  Inc.,  Real Asset Fund, Real
     Estate Fund, Strategic Income Fund, Total Return Bond Fund, U.S. Government
     Trust and Value Fund is amended by deleting the last sentence and replacing it with the following:

     Class B,  Class C or Class N shares  may not be  purchased  by an  investor
directly  from  the  Distributor   without  the  investor   designating  another
broker-dealer of record. If the investor no longer has another  broker-dealer of record for an existing account,  the Distributor is automatically  designated as the  broker-dealer  of  record,  but  solely  for the  purpose  of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the  asset-based  sales charge paid on Class B, Class C and Class N shares,  but does not retain any service fees as to the assets represented by that account.

5.   The fifth  paragraph  under  "Distribution  and Service Plans - Class B and
     Class C Service and Distribution  Plans" or under "Distribution and Service
     Plans - Class B and Class C Service  and  Distribution  Plan  Fees" for the
     --------  AMT-Free  Municipals,  AMT-Free New York  Municipals,  California
     Municipal Fund, Cash Reserves,  International  Large-Cap Core Fund, Limited
     Term Municipal  Fund, New Jersey  Municipal  Fund,  Pennsylvania  Municipal
     Fund,  Rochester  National  Municipals  and  Senior  Floating  Rate Fund is
     deleted and replaced by the following paragraph:

     Class B or Class C shares may not be purchased by an investor directly from the  Distributor  without the  investor  designating  another  broker-dealer  of record.  If the  investor no longer has another  broker-dealer  of record for an
existing   account,   the  Distributor  is   automatically   designated  as  the
broker-dealer of record,  but solely for the purpose of acting as the investor's agent to purchase  the  shares.  In those  cases,  the  Distributor  retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

6.   The second paragraph under  "Distribution  and Service Plans - Class B, and
     Class C Service and Distribution  Plans" or under "Distribution and Service
     Plans - Class B and Class C --------  Service and  Distribution  Plan Fees"
     for the Limited  Term  California  Municipal  Fund,  Limited  Term New York
     Municipal  Fund and  Rochester  Fund  Municipals is amended by deleting the last sentence and replacing it with the following:

          ClassB or Class C shares may not be purchased by an investor  directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another  broker-dealer  of record for an existing account, the Distributor is automatically designated as the broker-dealer  of  record,  but  solely  for the  purpose  of acting as the investor's  agent to purchase the shares.  In those cases,  the Distributor retains the  asset-based  sales  charge paid on Class B and Class C shares, but does not retain any service fees as to the assets  represented  by that account.

7.   The following  paragraph is added before the section  titled  "AccountLink"
     under "How to Buy Shares",  except for the Principal  Protected Main Street
     Fund and Principal Protected Main Street Fund II:

          When you purchase shares of the Fund,  your ownership  interest in the shares of the Fund will be  recorded  as a book entry on the records of the
     Fund. The Fund will not issue or re-register physical share certificates.

8.   The  first  paragraph  under  "About  Your  Account  - How to Buy  Shares -
     Retirement  Plans," with the  exception of the  following  funds:  AMT-Free
     Municipals,  AMT-Free New York Municipals,  California Municipal Fund, Cash
     Reserves,  Limited Term California  Municipal Fund,  Limited Term Municipal
     Fund,  Limited Term New York Municipal Fund,  Money Market Fund,  Inc., New
     Jersey Municipal Fund,  Pennsylvania  Municipal Fund,  Principal  Protected
     Main Street Fund,  Principal  Protected Main Street Fund II, Rochester Fund
     Municipals, Rochester National Municipals and Senior Floating Rate Fund, is
     deleted and replaced with the following:

          Retirement  Plans.  Certain types of retirement  plans are entitled to purchase  shares of the Fund  without  sales  charges or at  reduced  sales charge rates,  as described in an Appendix to this  Statement of Additional
     Information.  Certain special sales charge  arrangements  described in that
     Appendix apply to retirement  plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc.  ("Merrill
     Lynch") or an  independent  record  keeper  that has a contract  or special arrangement  with Merrill Lynch. If on the date the plan sponsor signed the
     Merrill Lynch record  keeping  service  agreement the plan has less than $1 million in assets  invested in  applicable  investments  (other than assets invested in money market funds), then the retirement plan may purchase only
     Class C shares of the  Oppenheimer  funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping  service  agreement the plan has $1 million or more in assets but less than $5  million in assets  invested  in applicable  investments (other than assets invested in money market funds), then  the  retirement  plan  may  purchase  only  Class  N  shares  of  the
     Oppenheimer funds. If on the date the plan sponsor signed the Merrill Lynch record keeping service  agreement the plan has $5 million or more in assets invested in  applicable  investments  (other than assets  invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

9.   The last paragraph  under "About Your Account - How to Buy Shares - Classes of Shares" with the exception of Cash  Reserves,  Money Market Fund,  Inc.,
     Principal Protected Main Street Fund,  Principal Protected Main Street Fund
     II and Senior  Floating Rate Fund, is deleted and replaced by the following paragraph:

          The  Distributor  will not accept an order in an amount  greater  than
     $250,000  to  purchase  Class B shares or more than $1 million to  purchase
     Class C shares on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  Effective July 15, 2004, the Distributor will not accept an order in an amount  greater than $100,000 to purchase Class B shares on behalf of a single  investor (not including  dealer "street name"
     or omnibus accounts).

10.  For Cash Reserves the last paragraph  under "How to Buy Shares - Classes of
     Shares -  Alternative  Sales  Arrangements"  is deleted and replaced by the following paragraph:

          The  Distributor  will not accept an order in an amount  greater  than
     $250,000  to  purchase  Class B shares or more than $1 million to  purchase
     Class C shares on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  Effective July 15, 2004, the Distributor will not accept an order in an amount  greater than $100,000 to purchase Class B shares on behalf of a single  investor (not including  dealer "street name"
     or omnibus accounts).

11.  For the Senior Floating Rate Fund, the section titled "About Your Account -
     Classes  of  Shares"  is deleted  in its  entirety  and  replaced  with the following paragraphs:

          Classes of Shares.  The Fund's  multiple class  structure is available because the Fund has obtained from the Securities  and Exchange  Commission an exemptive order  (discussed in  "Distribution  Plans")  permitting it to offer more than one class of shares.  The  availability of the Fund's share classes is contingent  upon the continued  availability of the relief under that order.

          Each class of shares of the Fund  represents  an  interest in the same portfolio of  investments  of the Fund.  However,  each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares  and the  dividends  payable on Class B or Class C shares will be reduced by incremental  expenses borne solely by that class.  Those expenses include the asset-based sales charges to which Class B and Class C shares are subject.

          The availability of different classes of shares permits an investor to choose the method of  purchasing  shares that is more  appropriate  for the investor. That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.
     Class A shares normally are sold subject to an initial sales charge.  While
     Class B and Class C shares have no initial sales charge, the purpose of the early withdrawal charge and asset-based sales charge on Class B and Class C shares is the same as that of the  initial  sales  charge on Class A shares
     -to  compensate  the  Distributor   and  brokers,   dealers  and  financial
     institutions that sell shares of the Fund. A salesperson who is entitled to receive  compensation  from his or her firm for  selling  Fund  shares  may receive  different  levels of compensation  for selling one class of shares rather than another.

          The  Distributor  will not accept an order in an amount  greater  than
     $250,000  to  purchase  Class B shares or more than $1 million to  purchase
     Class C shares on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  Effective July 15, 2004, the Distributor will not accept an order in an amount  greater than $100,000 to purchase Class B shares on behalf of a single  investor (not including  dealer "street name"
     or omnibus accounts)

12.  The entire  section under "About Your Account - How to Buy Shares - Account
     Fees" with the  exception of the Principal  Protected  Main Street Fund and
     Principal  Protected  Main Street Fund II, is deleted in its  entirety  and replaced with the following:

          Fund Account Fees. As stated in the Prospectus,  a $12 annual "Minimum
     Balance Fee" is assessed on each Fund account with a share  balance  valued under $500.  The Low Balance Fee is  automatically  deducted from each such
     Fund account on or about the second to last business day of September.

          Listed below are certain  cases in which the Fund has elected,  in its discretion,  not to assess the Fund  Account  Fees.  These  exceptions  are subject to change:  o A fund  account  whose  shares  were  acquired  after
     September 30th of the prior year; o A fund account that has a balance below
     $500 due to the  automatic  conversion  of shares  from  Class B to Class A shares.  However,  once all Class B shares  held in the  account  have been converted to Class A shares the new account  balance may become  subject to the Minimum  Balance  Fee; o Accounts of  shareholders  who elect to access their account  documents  electronically  via eDoc Direct; o A fund account that has only  certificated  shares  and,  has a balance  below $500 and is being escheated; o Accounts of shareholders that are held by broker-dealers under the NSCC  Fund/SERV  system;  o Accounts  held under the  Oppenheimer
     Legacy Program and/or holding certain Oppenheimer Variable Account Funds;

o    Omnibus accounts holding shares pursuant to the Pinnacle,  Ascender, Custom
     Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs; and o
     A fund  account  that  falls  below the $500  minimum  solely due to market fluctuations  within  the  12-month  period  preceding  the date the fee is deducted.

          To access account documents  electronically  via eDocs Direct,  please visit the Service Center on our website at www.oppenheimerfunds.com or call
     1.888.470.0862 for instructions.

          The Fund  reserves  the  authority  to modify Fund Account Fees in its discretion.

13.   The Appendix to each SAI,  with the  exception of Money Market Fund,  Inc., titled "OppenheimerFunds  Special Sales Charge Arrangements and Waivers" is
     amended by deleting the third bullet point under  "Waivers of Class A Sales
     Charges of Oppenheimer  Funds - Waivers of Initial and Contingent  Deferred
     Sales Charges in Certain Transactions."

14.  The Appendix to each SAI,  with the  exception of Money Market Fund,  Inc., titled "OppenheimerFunds  Special Sales Charge Arrangements and Waivers" is
     amended by deleting the seventh bullet point under the section  "Waivers of
     Class B, Class C and Class N Sales Charges of  Oppenheimer  Funds - Waivers
     for  Redemptions  in Certain  Cases" and  replacing  it with the  following bullet point:

     o    Redemptions of Class C shares of an Oppenheimer  fund in amounts of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted  more  than 12  months  after the  Retirement  Plan's  first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

July 6, 2004                                                       PX0000.012